Debt Debt - Increase to Interest Rate (Details) (Amendment Number Two to ABL Credit Agreement)	0 Months Ended
May 30, 2014
Greater Than Thirty Percent | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Increase (decrease) on basis spread	2.00%
Greater Than Thirty Percent | Base Rate
Debt Instrument [Line Items]
Increase (decrease) on basis spread	1.00%
Greater Than Fifteen Percent And Less Than Thirty Percent | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Increase (decrease) on basis spread	2.25%
Greater Than Fifteen Percent And Less Than Thirty Percent | Base Rate
Debt Instrument [Line Items]
Increase (decrease) on basis spread	1.25%
Less Than Fifteen Percent | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Increase (decrease) on basis spread	2.50%
Less Than Fifteen Percent | Base Rate
Debt Instrument [Line Items]
Increase (decrease) on basis spread	1.50%